CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Operating Activities
Net income (loss)	$ 16,808,000	$ 71,252,000	$ 69,387,000
Adjustments to reconcile net income to net cash provided by (used in) operating activities:
Depreciation and amortization	72,955,000	36,182,000	34,409,000
Incremental charges on purchase accounting valuation of biological assets and inventory	65,916,000	0	0
Non-cash lease expense	24,584,000	(78,000)	2,409,000
Asset write-offs and net (gain) on sale of assets	(581,000)	0	0
Impairment of property, plant and equipment	0	1,210,000	0
Net unrealized (gain) on financial instruments	(3,910,000)	0	0
Share-based payment expense	815,000	0	0
(Earnings) from equity method investments	(48,027,000)	(30,279,000)	(36,943,000)
Net (gain) loss on disposal of businesses	(11,000)	0	749,000
Amortization of debt discounts and debt issuance costs	2,634,000	0	0
(Benefit) for deferred income taxes	(23,168,000)	(698,000)	(7,966,000)
Pension and other postretirement benefit plan expense (benefit)	2,913,000	(3,620,000)	(3,760,000)
Dividends received	12,137,000	12,906,000	11,901,000
Fair value movement on contingent consideration	1,036,000	519,000	(228,000)
Other	2,322,000	(481,000)	(3,257,000)
Changes in operating assets and liabilities:
Receivables, net of allowances	(20,542,000)	32,578,000	29,712,000
Increase (Decrease) in Inventories	(56,603,000)	(18,027,000)	(6,213,000)
Accrued and other current and long-term liabilities	(32,899,000)	43,109,000	(14,951,000)
Cash flow provided by operating activities	16,379,000	144,573,000	75,249,000
Investing Activities
Sales of assets	26,308,000	891,000	758,000
Capital expenditures	(65,438,000)	(23,202,000)	(26,971,000)
Acquisitions, net of cash acquired	103,595,000	298,000	(4,888,000)
Proceeds from sales of equity method investments	10,607,000	4,362,000	11,564,000
Insurance proceeds received for damage to property	10,455,000	0	0
Purchases of investments	(1,210,000)	0	0
Investments in unconsolidated affiliates	(1,833,000)	537,000	(8,151,000)
Other	332,000	(8,482,000)	(14,296,000)
Cash flow provided by (used in) investing activities	82,816,000	(25,596,000)	(41,984,000)
Financing Activities
Proceeds from borrowings and overdrafts	2,145,427,000	302,450,000	386,257,000
Repayments on short-term borrowings and overdrafts	(2,487,130,000)	(363,901,000)	(373,287,000)
Payment of debt issuance costs	(22,133,000)	0	0
Dividends paid to shareholders	(17,092,000)	(11,875,000)	(14,919,000)
Dividends paid to noncontrolling interests	(21,683,000)	(23,349,000)	(17,938,000)
Acquisition of noncontrolling interest subject to put options	0	(4,062,000)	0
Other noncontrolling interest activity, net	382,000	0	0
Proceeds from exercise of stock options	7,041,000	153,000	75,000
Payment of contingent consideration	(5,031,000)	0	0
Proceeds received from issuance of common stock in initial public offering, net of issuance costs	398,876,000	0	0
Cash flow provided by (used in) financing activities	(1,343,000)	(100,584,000)	(19,812,000)
Effect of foreign currency exchange rate changes on cash	(7,794,000)	12,533,000	(957,000)
Increase in cash and cash equivalents	90,058,000	30,926,000	12,496,000
Cash and cash equivalents at beginning of period	160,503,000	129,577,000	117,081,000
Cash and cash equivalents at end of period	250,561,000	160,503,000	129,577,000
Supplemental cash flow information:
Income tax payments, net of refunds	(26,945,000)	(19,313,000)	(16,931,000)
Interest payments on borrowings	(26,691,000)	(10,859,000)	(10,682,000)
Non-cash Investing and Financing Activities:
Accrued property, plant and equipment	$ (5,414,000)	$ (10,859,000)	$ 0